Critical Accounting Estimates and Judgements	12 Months Ended
Mar. 31, 2026
Critical Accounting Estimates and Judgements [Abstract]
Critical accounting estimates and judgements

4. Critical accounting estimates and judgements

The preparation of consolidated financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions concerning the future. Actual results may differ from these estimates. The Company’s management reviews these estimates, judgments, and assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted prospectively in the period in which the estimates are revised. The following are deemed to be critical accounting policies as these require a high level of subjectivity and judgement and could have a material impact on the Company’s consolidated financial statements.

Reverse takeover transaction

The determination of fair values of consideration paid and net assets acquired is subject to significant estimation. The Company treated the RTO Transaction as a capital transaction equivalent to the issue of shares of the Company in exchange for the net monetary assets of NCAC. The Company determined that the original shareholders of PGI became the single largest shareholder of the Company after the RTO Transaction, therefore the Company was the acquiror and NCAC was the acquiree.

The Company has determined the RTO Transaction did not constitute a business combination as defined under IFRS 3, Business Combinations, as NCAC is a non-operating entity that did not meet the definition of a business under IFRS 3. The excess of the consideration paid over the net liability acquired together with any transaction costs incurred for the Transaction is expensed as a listing expense in accordance with IFRS 2 Share-Based Payments. The fair value of the consideration paid was estimated by the closing trading price $17,895.14/share of the Company’s common shares listed on the NASDAQ on January 25, 2024.

Investments

In the normal course of operations, the Company invests in equity interests of other entities. In such circumstances, management considers whether the facts and circumstances pertaining to each such investment result in the Company obtaining control, joint control or significant influence over the investee entity. In some cases, the determination of whether or not the Company controls, jointly controls or significantly influences the investee entities requires the application of significant management judgment to consider individually and collectively such factors as:

●	The purpose and design of the investee entity.

●	The ability to exercise power, through substantive rights, over the activities of the investee entity that significantly impact its returns.

●	The size of the Company’s equity ownership and voting rights, including potential voting rights.

●	The size and dispersion of other voting interests, including the existence of voting blocks.

●	Other investments in or relationships with the investee entity including, but not limited to, current or possible board representation, royalty and/or Stream investments, loans and other types of financial support, material transactions with the investee entity, interchange of managerial personnel or consulting positions.

●	Other relevant and pertinent factors.

If it is determined that the Company neither has control, joint control or significant influence over an investee entity, the Company accounts for the corresponding investment in equity interest at FVTPL.

Convertible instruments

The valuation of convertible debt instruments is subject to significant management estimation. Convertible notes are compound financial instruments which have been designated at FVTPL.

The identification of convertible debenture components is based on interpretations of the substance of the contractual arrangement and therefore requires judgment from management. The separation of the components affects the initial recognition of the convertible debenture at issuance and the subsequent remeasurement. As the Company has designated the entire convertible financial instrument as FVTPL given the embedded derivate liability that was contained by the convertible financial instrument, the debentures have not been separated into debt and derivative components. The fair values attributed to the different components of a financing transaction, and/or derivative financial instruments, are determined using valuation techniques. The Company uses judgement to select the methods used to make certain assumptions and in performing the fair value calculations in order to determine (a) the values attributed to each component of a transaction at the time of their issuance; (b) the fair value measurements for certain instruments that require subsequent measurement at fair value on a recurring basis; and (c) for disclosing the fair value of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgement and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market.

Contingencies

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differs from these estimates, the difference will be accounted for as a charge to profit or loss in that period. The actual results may vary and may cause significant adjustments.

The rebate over the tax claim is subject to inherent uncertainty and could be subject to being denied and clawed back by the Australian Tax office at a future date. The Company expects that a claw back of the rebate is highly unlikely.

Deferred taxes and Income taxes

Significant estimates are required in determining the Company’s income tax provision. Some estimates are based on interpretations of existing tax laws or regulations. Various internal and external factors may have favourable or unfavourable effects on the Company’s future effective tax rate. These include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, and results of tax audits by tax authorities.

Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.

Share-based compensation

Valuation of share-based compensation requires management to make estimates regarding the inputs for option pricing models, such as the expected life of the option, the volatility of the Company’s stock price, the vesting period of the option and the risk-free interest rate are used. Actual results could differ from those estimates. The estimates are considered for each new grant of stock options.

Government grants

Government grants are recognized when there is reasonable assurance that the Company will comply with the conditions attached to them and the government grants will be received. Grants are recognized as income when they are received. The Company has recognized the government grant received during the period as research and development grants as other income in the consolidated statement of income/(loss) and comprehensive income/(loss).

Going concern

At the end of each reporting period, management exercises judgment in assessing the Company’s ability to continue as a going concern and operate in the normal course by reviewing the Company’s performance, resources and future obligations. The conclusion that the Company will be able to continue as a going concern is subject to critical judgments of management with respect to assumptions surrounding the short and long term operating budgets, expected profitability, investment and financing activities and management’s strategic planning. The assumptions used in management’s assessment are derived from actual operating results along with industry and market trends.

Impairment of investment in associate

There is judgment required to determine whether any indication of impairment exists at the end of each reporting period for investment in associate, including assessing whether there are observable indications that the asset’s value has declined during the period. Management uses judgment when assessing whether there are indicators of impairment. If such an indication exists, the recoverable amount of the interest is estimated in order to determine the extent of the impairment (if any). The recoverable amount is the higher of the fair value less costs of disposal and value in use. The calculation of the recoverable amount requires the use of estimates and assumptions.